Business Combinations (Summary Of Total Purchase Price) (Detail) (JPY ¥) In Millions, unless otherwise specified	Jul. 04, 2011
Business Combinations [Abstract]
Cash paid	¥ 77,661
Assumed stock options	1,068
Purchase Price	¥ 78,729